Intangible Assets, Net - Summary of Changes in the Company's Intangibles Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Sale of CCRAs	$ (30,897)
Claims Cost Recovery Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2022	3,363,156
Acquisitions of CCRAs	287,029
Amortization expense	(476,492)	$ (266,900)	$ (200)
Sale of CCRAs	(40,897)
Total	$ 3,132,796	$ 3,363,156